Segment information - Reconciliation of segment results (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment information
Total segment results for reportable segments	$ 256,812	$ 167,481	$ 581,324	$ 322,514
Vessel operating expenses	(33,183)	(32,030)	(61,719)	(61,717)
Time charter contracts (non-lease components)	(73)	(4,021)	(959)	(8,699)
General and administrative expenses	(31,978)	(17,138)	(50,476)	(37,981)
Charter hire expenses	(8,427)	(739)	(18,592)	(1,006)
Fair value gain from equity financial asset	696	(1,172)	696	(1,172)
Finance lease income	228	137	482	308
Other operating expense - net	2,160	(738)	143	(1,576)
Depreciation - Shipping segment	(45,826)	(52,158)	(90,750)	(104,382)
Amortisation	(42)	(51)	(102)	(261)
Loss on derecognition of right-of-use assets (vessels)		(732)		(289)
Gain on disposal of vessels				32,051
Operating profit	140,367	58,839	360,047	137,790
Finance expenses - net	(9,054)	(11,769)	(17,072)	(23,953)
Income tax expense	6,612	(3,632)	(17,708)	(3,822)
Profit after tax	$ 137,925	$ 43,438	$ 325,267	$ 110,015	$ 289,711